OPERATING LEASES - Schedule of Operating Lease Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	$ 28,767	$ 42,037
Additions	12,565	0
Repayments	(8,231)	(16,519)
Modification	(14,446)	3,240
Foreign exchange translation	(58)	9
Operating lease obligation, ending balance	18,597	28,767
Current portion	5,546	13,860
Non-current portion	13,051	14,907
SFL
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	15,892	18,559
Additions	0	0
Repayments	(2,537)	(2,667)
Modification	0	0
Foreign exchange translation	0	0
Operating lease obligation, ending balance	13,355	15,892
Current portion	2,010
Non-current portion	11,345
Golden Hawk Lease
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	3,630	4,747
Additions	3,081	0
Repayments	(2,874)	(4,357)
Modification	0	3,240
Foreign exchange translation	0	0
Operating lease obligation, ending balance	3,837	3,630
Current portion	3,050
Non-current portion	787
Admiral Schmidt and Vitus Bering Leases
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	7,176	16,470
Additions	9,484	0
Repayments	(2,214)	(9,294)
Modification	(14,446)	0
Foreign exchange translation	0	0
Operating lease obligation, ending balance	0	7,176
Current portion	0
Non-current portion	0
Office Leases
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	2,069	2,261
Additions	0	0
Repayments	(606)	(201)
Modification	0	0
Foreign exchange translation	(58)	9
Operating lease obligation, ending balance	1,405	$ 2,069
Current portion	486
Non-current portion	$ 919